General information, Details 2 (Details) - Sales Revenue Net [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	10.00%	10.00%
Major Customer A [Member] | Container vessels [Member] | Discontinued operations [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		31.00%	29.00%
Major Customer B [Member] | Container vessels [Member] | Discontinued operations [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		10.00%	32.00%
Major Customer C [Member] | Container vessels [Member] | Discontinued operations [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		16.00%	19.00%
Major Customer D [Member] | Container vessels [Member] | Discontinued operations [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		11.00%
Major Customer E [Member] | Tanker vessels [Member] | Continuing operations [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		13.00%
Major Customer F [Member] | Tanker vessels [Member] | Continuing operations [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	20.00%